Capital surplus and retained earnings	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Capital surplus and retained earnings
22.	Capital surplus and retained earnings

a)	Capital surplus
Details of the Group’s capital surplus are set out below:

	2017
	Share premium	Employee restricted shares	Others	Total
	NT$000	NT$000	NT$000	NT$000
January 1	6,473,471	408,051	7,304	6,888,826
Share-based payments	—	(17,650)	—	(17,650)
Cash distribution from capital surplus	(599,728)	—	—	(599,728)

December 31	5,873,743	390,401	7,304	6,271,448

	2018
	Share premium	Employee restricted shares	Others	Total
	NT$000	NT$000	NT$000	NT$000
January 1	5,873,743	390,401	7,304	6,271,448
Share-based payments	—	(7,967)	—	(7,967)
Capital reduction	—	72	—	72

December 31	5,873,743	382,506	7,304	6,263,553

	2019
	Share premium	Employee restricted shares	Others	Total
	NT$000	NT$000	NT$000	NT$000
January 1	5,873,743	382,506	7,304	6,263,553
Share-based payments	—	(412)	—	(412)
Cancellation of treasury stock	(199,501)	(12,853)	—	(212,354)

December 31	5,674,242	369,241	7,304	6,050,787

Pursuant to the ROC Company Act, any capital surplus arising from paid-in
capital in excess of par value on issuance of ordinary shares and donations can be used to cover accumulated deficits or to issue new shares or cash to shareholders in proportion to their share ownership, provided that the Company has no accumulated deficits. Furthermore, the ROC Securities and Exchange Act requires that the amount of capital surplus to be capitalized mentioned above may not exceed 10% of the paid-in
capital each year. Capital surplus may not be used to cover accumulated deficits unless the legal reserve is insufficient.

b)	Retained earnings

(a)
Under the Company’s Articles of Incorporation, the current year’s earnings, if any, shall first be used to pay all taxes and offset prior years’ operating losses and then 10% of the remaining amount shall be set aside as a legal reserve. The Company may then appropriate or reverse a certain amount as special reserve according to the relevant regulations. After the distribution of earnings, the remaining earnings and prior years’ unappropriated retained earnings may be appropriated according to a proposal by the Board of Directors and approved in the shareholders’ meeting.

(b)
The Company’s dividend policy is summarized here. As the Company operates in a volatile business environment, the issuance of dividends to be distributed takes into consideration the Company’s financial structure, operating results and future expansion plans. The earnings distribution of the Company may be made by way of cash dividends or stock dividends, provided that cash dividends account for at least 10% of the total dividends distributed. The earnings distribution will be proposed by the Board of Directors and approved at the shareholders’ meeting.

(c)
Except for covering accumulated deficits or issuing new shares or cash to shareholders in proportion to their share ownership, the legal reserve may not be used for any other purpose. The use of the legal reserve for the issuance of shares or cash to shareholders in proportion to their share ownership is permitted, provided that the distribution of the reserve is limited to the portion in excess of 25% of the Company’s paid-in
capital.

(d)
In accordance with the regulations, the Company must set aside a special reserve from the debit balance on other equity items at the statements of financial position date before distributing earnings. When the debit balance on other equity items is reversed subsequently, the reversed amount may be included in the distributable earnings.

(e)	The appropriations of 2016, 2017 and 2018 were resolved at the shareholders’ meetings on May 26, 2017, June 26, 2018 and June 10, 2019, respectively. Details are summarized below:

	2016		2017		2018
	Amount	Cash Distribution per share	Amount	Cash Distribution per share	Amount	Cash Distribution per share

	NT$000	NT$	NT$000	NT$	NT$000	NT$
Legal reserve	28,680		302,653		110,308
Cash dividend	257,026	0.30	256,806	0.30	872,718	1.20
Cash distribution from capital surplus	599,728	0.70	—	—	—	—